Note 8 - Debt (Details) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended				0 Months Ended	3 Months Ended	6 Months Ended		10 Months Ended	6 Months Ended	10 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended				0 Months Ended					0 Months Ended		6 Months Ended	9 Months Ended	10 Months Ended				0 Months Ended		1 Months Ended	6 Months Ended	10 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended			1 Months Ended	10 Months Ended	12 Months Ended						10 Months Ended	12 Months Ended						3 Months Ended			6 Months Ended
	Jun. 07, 2013	Jun. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 03, 2014	Oct. 31, 2013	Jun. 07, 2013 Predecessor Recapitaliation And Refinancing [Member] Predecessor Senior Subordinated Notes [Member] Senior Subordinated Notes [Member]	Jun. 30, 2013 Redemption of Series A Preferred Stock and Accumulated Dividends [Member]	Jun. 30, 2014 Redemption of Series A Preferred Stock and Accumulated Dividends [Member]	Jun. 30, 2013 Quarterly Payment [Member] Tranche B Term Loan [Member]	Oct. 31, 2013 Quarterly Payment [Member] Tranche B Term Loan [Member]	Jun. 30, 2013 Quarterly Payment [Member] Tranche C Term Loan [Member]	Oct. 31, 2013 Quarterly Payment [Member] Tranche C Term Loan [Member]	Jun. 30, 2013 Tranche B Term Loan [Member]	Jun. 30, 2013 Tranche B Term Loan [Member]	Oct. 31, 2013 Tranche B Term Loan [Member]	Dec. 31, 2012 Tranche B Term Loan [Member]	Dec. 31, 2011 Tranche B Term Loan [Member]	Apr. 12, 2007 Tranche B Term Loan [Member]	Jun. 30, 2013 Tranche C Term Loan [Member]	Jun. 30, 2013 Tranche C Term Loan [Member]	Oct. 31, 2013 Tranche C Term Loan [Member]	Dec. 31, 2012 Tranche C Term Loan [Member]	Dec. 31, 2011 Tranche C Term Loan [Member]	Apr. 12, 2007 Tranche C Term Loan [Member]	Jun. 07, 2013 First Lien Term Loan [Member] Multi-currency [Member] Revolving Credit Facility [Member]	Jun. 07, 2013 First Lien Term Loan [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 First Lien Term Loan [Member] Revolving Credit Facility [Member]	Oct. 31, 2013 First Lien Term Loan [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 First Lien Term Loan [Member] Revolving Credit Facility [Member]	Apr. 12, 2007 First Lien Term Loan [Member] Revolving Credit Facility [Member]	Jun. 07, 2013 First Lien Term Loan [Member] London Interbank Offered Rate (LIBOR) [Member]	Jun. 07, 2013 First Lien Term Loan [Member]	Jun. 30, 2014 First Lien Term Loan [Member]	Dec. 31, 2013 First Lien Term Loan [Member]	Oct. 31, 2013 First Lien Term Loan [Member]	Jun. 07, 2013 First Lien Facilities [Member] Multi-currency [Member] Revolving Credit Facility [Member]	Oct. 31, 2013 First Lien Facilities [Member] Revolving Credit Facility [Member]	Apr. 16, 2014 First Lien Facilities [Member] Chemtura [Member]	Jun. 07, 2013 Second Lien Term Loan [Member] London Interbank Offered Rate (LIBOR) [Member]	Jun. 07, 2013 Second Lien Term Loan [Member]	Oct. 31, 2013 Second Lien Term Loan [Member]	Jun. 30, 2013 Second Lien Term Loan [Member]	Oct. 31, 2013 Second Lien Term Loan [Member]	Jun. 07, 2013 Predecessor Senior Subordinated Notes [Member] Senior Subordinated Notes [Member] Subordinated Debt [Member] Redemption Premium [Member]	Jul. 08, 2013 Predecessor Senior Subordinated Notes [Member] Senior Subordinated Notes [Member] Subordinated Debt [Member] Redemption Premium [Member]	Jun. 07, 2013 Predecessor Senior Subordinated Notes [Member] Senior Subordinated Notes [Member] Subordinated Debt [Member]	Jun. 07, 2013 Predecessor Senior Subordinated Notes [Member] Senior Subordinated Notes [Member] Redemption Premium [Member]	Jun. 07, 2013 Predecessor Senior Subordinated Notes [Member] Senior Subordinated Notes [Member]	Jul. 08, 2013 Predecessor Senior Subordinated Notes [Member] Senior Subordinated Notes [Member]	Oct. 31, 2013 Predecessor Senior Subordinated Notes [Member] Senior Subordinated Notes [Member]	Dec. 31, 2012 Predecessor Senior Subordinated Notes [Member] Senior Subordinated Notes [Member]	Dec. 31, 2011 Predecessor Senior Subordinated Notes [Member] Senior Subordinated Notes [Member]	Apr. 12, 2007 Predecessor Senior Subordinated Notes [Member] Senior Subordinated Notes [Member]	Apr. 16, 2014 Second Lien Facility [Member] Chemtura [Member]	Jun. 30, 2014 Overdraft Facility [Member] Maximum [Member]	Dec. 31, 2013 Overdraft Facility [Member] Maximum [Member]	Oct. 31, 2013 Japanese Senior Secured Bank Debt [Member] Secured Debt [Member]	Dec. 31, 2012 Japanese Senior Secured Bank Debt [Member] Secured Debt [Member]	Dec. 31, 2011 Japanese Senior Secured Bank Debt [Member] Secured Debt [Member]	Oct. 31, 2009 Japanese Senior Secured Bank Debt [Member] Secured Debt [Member]	Sep. 30, 2007 Japanese Senior Secured Bank Debt [Member] Secured Debt [Member]	May 31, 2007 Japanese Senior Secured Bank Debt [Member] Secured Debt [Member]	Feb. 28, 2007 Japanese Senior Secured Bank Debt [Member] Secured Debt [Member]	Jun. 30, 2013 Series A Preferred Stock [Member]	Jun. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Jun. 30, 2014 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Apr. 12, 2007 Revolving Credit Facility [Member]
Note 8 - Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																					$ 360,000,000							$ 25,000,000	$ 25,000,000		$ 50,000,000		$ 50,000,000						$ 25,000,000	$ 50,000,000	$ 600,000,000																$ 120,000,000															$ 50,000,000
Debt Instrument, Face Amount																		360,000,000			360,000,000						250,000,000								755,000,000								360,000,000																				5,569,000	2,519,000	7,557,000	15,000,000
Total			747,450,000	751,225,000	751,225,000	714,993,000	747,450,000																												805,000,000		751,225,000
Debt Instrument, Interest Rate, Stated Percentage			0.04%	0.04%	0.04%																	4398.00%	4398.00%												4.00%								7.75%													9.50%		6.25%	6.25%
Debt Instrument, Basis Spread on Variable Rate			0.03%		0.03%																													3.00%								6.75%
Debt Instrument, Periodic Payment, Principal																		217,656,000	3,600,000	3,600,000				146,194,000	2,606,000	2,756,000									1,888,000	1,888,000	1,888,000	1,888,000																						4,179,000	4,624,000	5,935,000
Debt Instrument, Maturity Date																													Jun. 07, 2018						Jun. 07, 2020								Dec. 07, 2020
Debt Instrument, Unamortized Discount																																			1,887,000			1,775,000					3,600,000
Guaranteed Credit Facilities, Stock of the Company's First Tier Foreign Subsidiaries, Percentage	65.00%
Proceeds from Issuance of Senior Long-term Debt									105,864,000																																										105,864,000
Early Repayment of Senior Debt									100,481,000									206,479,000					138,737,000	138,737,000																									100,481,000		249,519,000
Repayments of Senior Debt																																															3,182,000	3,182,000		9,357,000
Interest Expense, Debt																																																			2,201,000	2,201,000
Repayments of Debt and Other Uses			1,232,080,000							500,000,000	500,000,000
Preferred Stock, Dividend Rate, Percentage																																																																			9.00%	9.50%
Stock Issued During Period, Value, New Issues			44,000																																																																	44,977,000
Gains (Losses) on Extinguishment of Debt		18,788,000
Bond Retirement Premiums Included In Loss In Recapitalization And Refinancing		12,539,000
Write off of Deferred Debt Issuance Cost		6,249,000
Deferred Finance Costs, Gross		13,003,000						13,000,000
Amortization Of Deferred Financing Costs Term		7 years
Repayments of Long-term Debt												1,628,000	900,000	206,479,000	647,000		10,277,000	10,277,000	8,726,000				6,810,000	6,810,000	5,882,000																			373,000,000	1,628,000
Debt Instrument, Periodic Payment, Interest																7,577	1,762,000	2,054,000	5,066,000	5,316,000		3,775,000	15,089,000	1,454,000	3,878,000	5,750,000											5,105,000	12,241,000								11,315,000							20,049,000	33,250,000	33,250,000					50,000	144,000	245,000
Letters of Credit Outstanding, Amount			989,000																											4,559,000		3,874,000																																							0
Line of Credit Facility, Minimum Amount Outstanding Subject to Covenant Terms																																																																					12,500,000	12,500,000
Short-term Debt			0	0	0	0
Overdraft Facility, Maximum Capacity			23,028,000	22,075,000	22,075,000	18,761,000
Expenses and Losses, Reporting Currency Denominated, Value																						7,084,000	3,261,000		2,710,000
Revenues and Gains, Reporting Currency Denominated, Value																							$ 4,074,000	$ 1,137,000		$ 4,736,000